Schedule of Income Taxes Paid, Net of Refunds (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Income Taxes [Line Items]
U.S. federal	$ 6,246
U.S. state and local	2,917
Income taxes paid, net of refunds	21,188	$ 28,700	$ 23,400
Ireland
Income Taxes [Line Items]
Foreign	6,495
Other
Income Taxes [Line Items]
Foreign	$ 5,530